Interests in Associates - Summarized Financial Information of Shanghai Information Investment Incorporation and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Disclosure of associates [line items]
Current assets	¥ 71,550	¥ 74,134	[1]
Non-current assets	589,644	578,424	[1]
Current liabilities	275,408	319,133	[1]
Non-current liabilities	59,089	17,077	[1]
Operating revenues	366,229	352,534	[1]	¥ 331,517
Profit for the year	18,761	18,123	[1]	20,146
Other comprehensive income for the year	(552)	25	[1]	621
Total comprehensive income for the year	18,209	18,148	[1]	¥ 20,767
Reconciled to the Group's interests in the associate
Non-controlling interests of the associate	(830)	(971)	[1]
Carrying amount of the associate in the consolidated financial statements of the Group	35,726	34,572	[1]
Shanghai Information Investment Incorporation [member]
Disclosure of associates [line items]
Current assets	7,146	6,688
Non-current assets	8,049	8,421
Current liabilities	5,835	5,754
Non-current liabilities	2,673	3,104
Operating revenues	4,313	4,222
Profit for the year	563	413
Other comprehensive income for the year	22	24
Total comprehensive income for the year	585	437
Dividend received from the associate	9	9
Reconciled to the Group's interests in the associate
Net assets of the associate	6,687	6,251
Non-controlling interests of the associate	¥ (2,004)	¥ (1,940)
Group's effective interest in the associate	24.00%	24.00%
Group's share of net assets of the associate	¥ 1,124	¥ 1,035
Carrying amount of the associate in the consolidated financial statements of the Group	¥ 1,124	¥ 1,035

[1]	restated